Equity Securities Net Gains (Losses) from Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Gains (Losses) from Equity Securities [Line Items]
Total net gains from equity securities not held for trading	$ 665	$ 2,843	$ 1,515
Not designated as hedging instrument [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	1,768	(4,959)	4,947
Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	1,061	(26)	35
Net gain (loss) from equity securities [Member] | Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	(1,167)	(2,120)	(408)
Equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	1,477	3,480	320
Marketable equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	63	1,067	(389)
Nonmarketable equity securities [Member] | Measurement alternative [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total net gains from equity securities not held for trading	735	614	659
Nonmarketable equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	1,414	2,413	709
Total nonmarketable equity securities not carried at fair value	355	1,483	1,603
Nonmarketable equity securities [Member] | Impairment write-downs [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	(1,655)	(245)	(352)
Nonmarketable equity securities [Member] | Net unrealized gains (losses) [Member] | Measurement alternative [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	1,651	567	418
Nonmarketable equity securities [Member] | Net realized gains (losses) on sale [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	359	1,161	1,504
Nonmarketable equity securities [Member] | All other [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	$ 0	$ 0	$ 33